Major commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Loss Contingencies [Line Items]
Minimum rental payments for operating leases and minimum lease payments for capital leases in each of the next five years and thereafter [Text Block]
In millions		Operating	Capital
2017		$140	$224
2018		126	24
2019		96	17
2020		66	22
2021		48	12
2022 and thereafter		153	140
Total		$629	439
Less:	Imputed interest on capital leases at rates ranging from approximately 0.7% to 6.8%		95
Present value of minimum lease payments included in debt (Note 10)			$344

Provision for specific environmental sites [Text Block]

As at December 31, 2016, 2015 and 2014, the Company’s provision for specific environmental sites was as follows:

In millions	2016	2015	2014
Beginning of year	$110	$114	$119
Accruals and other	6	81	11
Payments	(29)	(91)	(19)
Foreign exchange	(1)	6	3
End of year	$86	$110	$114
Current portion - End of year	$50	$51	$45

Employee injuries, Canada
Loss Contingencies [Line Items]
Contingencies, employee injuries [Text Block]

As at December 31, 2016, 2015 and 2014, the Company’s provision for personal injury and other claims in Canada was as follows:

In millions	2016	2015	2014
Beginning of year	$191	$203	$210
Accruals and other	24	17	28
Payments	(32)	(29)	(35)
End of year	$183	$191	$203
Current portion - End of year	$39	$27	$28

Employee injuries, United States
Loss Contingencies [Line Items]
Contingencies, employee injuries [Text Block]

As at December 31, 2016, 2015 and 2014, the Company’s provision for personal injury and other claims in the U.S. was as follows:

In millions	2016	2015	2014
Beginning of year	$105	$95	$106
Accruals and other	51	22	2
Payments	(34)	(30)	(22)
Foreign exchange	(4)	18	9
End of year	$118	$105	$95
Current portion - End of year	$37	$24	$20